Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Stone Harbor Investment Funds
Prospectus Date	rr_ProspectusDate	Jun. 03, 2013
Document Creation Date	dei_DocumentCreationDate	May 30, 2013